Accounting Policies - Additional information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of changes in accounting estimates [line items]
Additional provision charge	£ 292
180 Days | Unsecured Debt 1 [member]
Disclosure of changes in accounting estimates [line items]
Written off period for past due	180 days